Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
8.	Accrued Expenses and Other Current Liabilities

	December 31,
	2023	2024
	(in thousands)
Accrued Expenses	$25,806	$25,662
Accrued indirect taxes and related liabilities	37,654	48,982
Accrued compensation and benefits	26,821	17,037
Advancements from customers	10,522	44,038
Other current liabilities	6,503	5,832
Accrued expenses and other current liabilities	$107,306	$141,551

Accrued expenses and other current liabilities consisted of the following: